Convertible Notes Payable - Schedule of Convertible Notes Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Due date for current maturities	2015	2015
Interest rate of Long-term maturities	5.00%	5.00%
Due date for Long-term maturities	2016	2016
Minimum [Member]
Debt Instrument [Line Items]
Interest rate for current maturities	2.16%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate for current maturities	4.68%